Related party transactions - Summary of Transactions Between Related Parties (Detail) - EUR (€) € in Millions	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
OUTFITTER GmbH
Disclosure of transactions between related parties [line items]
Sale of goods and services, Transaction values			€ 0.8
Purchase of goods and services, Transaction values	€ 0.5		0.5
Purchase of goods and services, Balance outstanding	3.8
SportScheck GmbH
Disclosure of transactions between related parties [line items]
Sale of goods and services, Transaction values	0.3	€ 0.4
Sale of goods and services, Balance outstanding	0.3	0.5
Purchase of goods and services, Transaction values	0.5	2.7	0.2
Purchase of goods and services, Balance outstanding	0.0	0.2
SIGNA Sports United X GmbH
Disclosure of transactions between related parties [line items]
Sale of goods and services, Transaction values	0.6
Sale of goods and services, Balance outstanding	0.4
Financial receivables and interest, Transaction values	0.0
Financial receivables and interest, Balance outstanding	1.5
Tennis-Point UK Ltd.
Disclosure of transactions between related parties [line items]
Sale of goods and services, Balance outstanding	0.2
Karstadt Sports
Disclosure of transactions between related parties [line items]
Purchase of goods and services, Transaction values			2.2
Galeria Karstadt Kaufhof GmbH
Disclosure of transactions between related parties [line items]
Purchase of goods and services, Transaction values	0.3	0.4	5.4
Purchase of goods and services, Balance outstanding	0.1	0.0
SIGNA Retail Selection AG
Disclosure of transactions between related parties [line items]
Purchase of goods and services, Transaction values		0.5	0.4
Purchase of goods and services, Balance outstanding	0.2	0.2
SIGNA Informationstechnologie GmbH
Disclosure of transactions between related parties [line items]
Purchase of goods and services, Transaction values	0.0	0.1
Purchase of goods and services, Balance outstanding	0.0
o5 Logistik GmbH
Disclosure of transactions between related parties [line items]
Purchase of goods and services, Transaction values	0.1		0.2
SIGNA Retail GmbH
Disclosure of transactions between related parties [line items]
Purchase of goods and services, Transaction values	0.1	0.7	0.4
Purchase of goods and services, Balance outstanding	0.7
SIGNA Financial Services AG
Disclosure of transactions between related parties [line items]
Purchase of goods and services, Transaction values		1.5
Purchase of goods and services, Balance outstanding		4.0
SIGNA International Sports Holding GmbH [Member]
Disclosure of transactions between related parties [line items]
Financial liabilities and interest, Transaction values		€ 0.8	€ 2.7
SIGNA Holding GmbH
Disclosure of transactions between related parties [line items]
Financial liabilities and interest, Transaction values	1.4
Financial liabilities and interest, Balance outstanding	€ 81.4